NET LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2023
Earnings Per Share [Abstract]
Schedule of Computation of Basic and Diluted Net Loss Per Share

The following table sets forth the computation of basic and diluted net loss per share for the years ended December 31, 2023, 2022 and 2021:

	Years Ended December 31,
	2023	2022	2021
	(in thousands)
Numerator:
Net loss	$(3,851)	$(5,002)	$(5,828)
Denominator:
Weighted average shares outstanding-Basic	9,113	9,056	9,007
Potentially dilutive ordinary share equivalents-stock options and restricted stock	—	—	—
Weighted average shares outstanding–Diluted	9,113	9,056	9,007
Net loss per share–Basic	$(0.42)	$(0.55)	$(0.65)
Net loss per share–Diluted	$(0.42)	$(0.55)	$(0.65)